Share-based payments - Movements during the year - Share options of the Subsidiary Plan (Details) - Subsidiary Plan	12 Months Ended
	Dec. 31, 2017 USD ($) Options Y	Dec. 31, 2016 USD ($) Options Y	Dec. 31, 2015 USD ($) Options Y	Dec. 27, 2016 USD ($)	Sep. 15, 2015 USD ($)	May 04, 2015 USD ($)	Jan. 01, 2015 USD ($)
Share-based payments
Outstanding at beginning of period | Options	14,598,750	7,000,000
Granted during the period | Options	1,598,750	7,698,750	8,330,000
Forfeited and expired during the period | Options	(934,948)	(100,000)	(1,192,500)
Exercised during the period | Options	(343,750)		(137,500)
Outstanding at end of period | Options	14,918,802	14,598,750	7,000,000
Exercisable at end of period | Options	7,079,401	3,297,135	689,479
Outstanding at beginning of period, WAEP	$ 0.19	$ 0.06
Granted during the period, WAEP	0.31	0.31	$ 0.06
Forfeited and expired during the period. WAEP	0.05	0.05	0.06
Exercised during the period, WAEP	0.25		0.05
Outstanding at end of period, WAEP	0.20	0.19	0.06
Exercisable at end of period, WAEP	$ 0.15	$ 0.07	$ 0.05
Weighted average remaining contractual life | Y	8.3	9.2	9.1
Fair value at grant date	$ 0.11			$ 0.14	$ 0.099	$ 0.069	$ 0.069
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility	32.00%	41.50%	36.00%
Risk-free interest rate	1.90%	2.10%	1.01%
Expected life of share options | Y	6	6	3
Minimum
Share-based payments
Exercise prices for shares outstanding	$ 0.05	$ 0.05	$ 0.05
Maximum
Share-based payments
Exercise prices for shares outstanding	$ 0.31	$ 0.31	$ 0.08